Unit-Based Compensation (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted unit-based compensation granted to Partnership's employee (in units)	80,100	62,283
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 1,200,000	$ 1,200,000
Restricted units, vesting period (in years)					3 years
Number of restricted units vested (in units)			0	0	83,285	60,680
Restricted units, vested in period, fair value			$ 0	$ 0	$ 1,200,000	$ 1,000,000.0
Restricted units expense			$ 200,000	$ 200,000	$ 1,300,000	$ 1,100,000
Non-management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units granted (in units)	35,419	17,498
Aggregate value of units issued (in units)	$ 500,000	$ 300,000